Debt, cash and cash equivalents and lease liabilities	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Debt, cash and cash equivalents and lease liabilities	Debt, cash and cash equivalents and lease liabilities
D.17.1. Debt, cash and cash equivalents
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2020	2019	2018
Long-term debt	19,745	20,131	22,007
Short-term debt and current portion of long-term debt	2,767	4,554	2,633
Interest rate and currency derivatives used to manage debt	119	(117)	(54)
Total debt	22,631	24,568	24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt(a)	8,790	15,107	17,628
(a) Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities, which amounted to €1,163 million as of December 31, 2020 and €1,248 million as of December 31, 2019 (see the maturity analysis at Note D.17.2.).

“Net debt” is a non-GAAP financial measure used by management and investors to measure Sanofi’s overall net indebtedness.

Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2020	Amortized cost	Adjustment to debt measured at fair value	December 31, 2020	December 31, 2019	December 31, 2018
Long-term debt	19,745	70	(21)	19,794	20,180	22,071
Short-term debt and current portion of long-term debt	2,767	(2)	2	2,767	4,553	2,613
Interest rate and currency derivatives used to manage debt	119		23	142	(86)	(12)
Total debt	22,631	68	4	22,703	24,647	24,672
Cash and cash equivalents	(13,915)			(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	74			74	(34)	(33)
Net debt	8,790	68	4	8,862	15,186	17,714
a) Principal financing transactions during the year
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2019	Repayments	New borrowings	Other cash flows	Currency translation differences	Reclassification from non-current to current	Other items(a)	December 31, 2020
Long-term debt	20,131	—	2,019	—	(152)	(2,285)	32	19,745
Short-term debt and current portion of long-term debt	4,554	(3,952)	—	86	(219)	2,285	13	2,767
Interest rate and currency derivatives used to manage debt	(117)	—	—	196	(14)	—	54	119
Total debt	24,568	(3,952)	2,019	282	(385)	—	99	22,631
(a) Includes fair value remeasurements.

Sanofi carried out one bond issue of €1.5 billion in March 2020 under the Sanofi EMTN program, in two tranches:
•€750 million maturing April 2025 and bearing interest at an annual fixed rate of 1.000%; and
•€750 million maturing April 2030 and bearing interest at an annual fixed rate of 1.500%.
Sanofi also carried out two tap issues in April 2020 of €500 million:
•€250 million on the tranche maturing April 2025 bearing interest at an annual fixed rate of 1.000%; and
•€250 million on the tranche maturing April 2030 bearing interest at an annual fixed rate of 1.500%.
Five bond issues were redeemed in 2020:
•€1 billion issued in September 2016, redeemed on maturity on January 13, 2020;
•€500 million issued in March 2018, redeemed on maturity on March 21, 2020;
•€1 billion issued in March 2018, redeemed on maturity on March 21, 2020;
•€1 billion issued in September 2013 and maturing September 2020, redeemed early on June 4, 2020; and
•€500 million issued by Genzyme Corp in June 2010, redeemed on maturity on June 15, 2020

On December 8, 2020, Sanofi agreed its first two sustainability-linked revolving credit facilities, involving:
•amendments to the existing credit facility expiring December 2021, by adding two extension options each of one year; and
•a new syndicated credit facility of €4 billion expiring December 2025 and including two extension options each of one year; this new facility, which took effect on December 8, 2020, replaced an existing €4 billion facility cancelled on the same day.
In line with Sanofi's commitment to embed sustainable development in the "Play to Win" strategy, the two revolving credit facilities build in an adjustment mechanism that links the credit spread to the attainment of two sustainable development performance indicators: Sanofi's contribution to polio eradication, and the reduction in Sanofi's carbon footprint.
Consequently, as of December 31, 2020 Sanofi had two syndicated credit facilities of €4 billion each available for the purposes of current operations, both of them linked to environmental and social indicators and both them having two one-year extension options.
b) Net debt by type, at value on redemption

	2020			2019			2018
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	19,698	2,280	21,978	20,128	4,079	24,207	21,983	2,181	24,164
Other bank borrowings	96	200	296	40	156	196	57	176	233
Finance lease obligations(b)	–	–	–	–	–	–	18	4	22
Other borrowings	–	2	2	13	12	25	13	3	16
Bank credit balances	–	285	285	–	305	305	–	249	249
Interest rate and currency derivatives used to manage debt	57	85	142	–	(86)	(86)	–	(12)	(12)
Total debt	19,851	2,852	22,703	20,181	4,466	24,647	22,071	2,601	24,672
Cash and cash equivalents	–	(13,915)	(13,915)	–	(9,427)	(9,427)	–	(6,925)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	6	68	74	(6)	(28)	(34)	–	(33)	(33)
Net debt(a)	19,857	(10,995)	8,862	20,175	(4,989)	15,186	22,071	(4,357)	17,714
(a) Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.).
(b) Following the first-time application of IFRS 16 effective January 1, 2019, the finance lease obligation as of that date was reclassified to Lease liabilities.
Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	FR0011625433	November 2013	November 2023	2.5%	1,000
Sanofi	FR0012146777	September 2014	March 2022	1.125%	1,000
Sanofi	FR0012146801	September 2014	September 2026	1.75%	1,510
Sanofi	FR0012969020	September 2015	September 2021	0.875%	500
Sanofi	FR0012969038	September 2015	September 2025	1.5%	750
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013201621	September 2016	September 2022	- %	850
Sanofi	FR0013201639	September 2016	January 2027	0.5%	1,150
Sanofi	FR0013505104	March 2020	April 2025	1%	1,000
Sanofi	FR0013505112	March 2020	April 2030	1.5%	1,000
Sanofi	FR0013324332	March 2018	March 2023	0.5%	1,750
Sanofi	FR0013324340	March 2018	March 2026	1%	1,500
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250
Sanofi	FR0013409836	March 2019	March 2022	- %	850
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650
Sanofi	FR0013409851	March 2019	March 2034	1.25%	500
Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US80105NAG07	March 2011	March 2021	4%	2,000
Sanofi	US801060AC87	June 2018	June 2023	3.375%	1,000
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000

The “Other borrowings” line mainly comprises participating shares issued between 1983 and 1987, of which 76,986 remain outstanding, with a nominal amount of €12 million.
In order to manage its liquidity needs for current operations, Sanofi has:
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 5, 2021 following the exercise of a second extension option in November 2016, and with two further one-year extension options still available; and
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 8, 2025, with two one-year extension options still available.
Sanofi also has a €6 billion Negotiable European Commercial Paper program in France and a $10 billion Commercial Paper program in the United States. During 2020 only the US program was used, with an average drawdown of $1.5 billion and a maximum drawdown of $4.0 billion. As of December 31, 2020, neither of those programs was being utilized.
The financing in place as of December 31, 2020 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking fees to the credit rating.
c) Debt by maturity, at value on redemption

December 31, 2020		Current	Non-current
(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Bond issues	21,978	2,280	2,700	3,569	600	1,750	11,079
Other bank borrowings	296	200	73	6	2	6	9
Finance lease obligations(b)	–	–	–	–	–	–	–
Other borrowings	2	2	–	–	–	–	–
Bank credit balances	285	285	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	142	85	57	–	–	–	–
Total debt	22,703	2,852	2,830	3,575	602	1,756	11,088
Cash and cash equivalents	(13,915)	(13,915)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	74	68	6	–	–	–	–
Net debt(a)	8,862	(10,995)	2,836	3,575	602	1,756	11,088
(a) Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities, which amounted to €1,163 million as of December 31, 2020 and €1,248 million as of December 31, 2019 (see the maturity analysis at Note D.17.2.).
(b) Following the first-time application of IFRS 16 effective January 1, 2019, the finance lease obligation as of that date was reclassified to Lease liabilities.

December 31, 2019		Current	Non-current
(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Bond issues	24,207	4,079	2,284	2,700	3,642	600	10,902
Other bank borrowings	196	156	6	6	23	5	–
Finance lease obligations	–	–	–	–	–	–	–
Other borrowings	25	12	–	–	–	–	13
Bank credit balances	305	305	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	(86)	(86)			–	–	–
Total debt	24,647	4,466	2,290	2,706	3,665	605	10,915
Cash and cash equivalents	(9,427)	(9,427)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(28)	(6)	–	–	–	–
Net debt	15,186	(4,989)	2,284	2,706	3,665	605	10,915

December 31, 2018		Current	Non-current
(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Bond issues	24,164	2,181	3,936	2,243	1,850	3,622	10,332
Other bank borrowings	233	176	15	3	3	28	8
Finance lease obligations	22	4	3	3	3	4	5
Other borrowings	16	3	—	—	—	—	13
Bank credit balances	249	249	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(12)	(12)	—	—	—	—	—
Total debt	24,672	2,601	3,954	2,249	1,856	3,654	10,358
Cash and cash equivalents	(6,925)	(6,925)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	(33)	—	—	—	—	—
Net debt	17,714	(4,357)	3,954	2,249	1,856	3,654	10,358
As of December 31, 2020, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, of which half expires in 2021 and half in 2025.
As of December 31, 2020, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.
d) Debt by interest rate, at value on redemption
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2020. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Fixed-rate debt	21,978	2,280	2,700	3,569	600	1,750	11,079
of which euro	18,703
of which US dollar	3,275
% fixed-rate	97%
Floating-rate debt	584	488	73	6	2	6	9
of which euro	35
of which US dollar	69
% floating-rate	3%
Debt	22,562	2,768	2,773	3,575	602	1,756	11,088
Cash and cash equivalents	(13,915)	(13,915)	–	–	–	–	–
of which euro	(9,192)
of which US dollar	(4,278)
% floating-rate	100%
Net debt	8,647	(11,147)	2,773	3,575	602	1,756	11,088
Sanofi issues debt in two currencies, the euro and the US dollar, and also invests its cash and cash equivalents in those currencies. Sanofi also operates cash pooling arrangements to manage the surplus cash and short-term liquidity needs of foreign subsidiaries located outside the euro zone.
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Fixed-rate debt	20,713	2,358	1,357	3,569	600	1,750	11,079
of which euro	17,752
of which US dollar	2,960
% fixed-rate	91%
Floating-rate debt	1,990	494	1,473	6	2	6	9
of which euro	415
of which US dollar	69
of which Japanese yen	215
% floating-rate	9%
Debt	22,703	2,852	2,830	3,575	602	1,756	11,088
Cash and cash equivalents	(13,841)	(13,847)	6
of which euro	(4,442)
of which US dollar	(6,333)
of which Singapore dollar	(2,250)
% floating-rate	100%
Net debt	8,862	(10,995)	2,836	3,575	602	1,756	11,088
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2019 and December 31, 2018:

(€ million)	2019	%	2018	%
Fixed-rate debt	21,713	88%	18,864	76%
Floating-rate debt	2,934	12%	5,808	24%
Debt	24,647	100%	24,672	100%
Cash and cash equivalents	(9,461)		(6,958)
Net debt	15,186		17,714
The weighted average interest rate on debt as of December 31, 2020 was 1.6% before derivative instruments and 1.7% after derivative instruments. Cash and cash equivalents were invested as of December 31, 2020 at an average rate of 0.0% before derivative instruments and 0.4% after derivative instruments.
The projected full-year sensitivity of net debt to interest rate fluctuations for 2021 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	119	–
+25 bp	30	–
-25 bp	(30)	–
-100 bp	(119)	–
e) Debt by currency, at value on redemption
The table below shows net debt by currency at December 31, 2020, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	9,547	13,725
US dollar	(933)	(3,304)
Singapore dollar	(1)	(2,250)
Japanese yen	—	214
Chinese yuan renminbi	(9)	(179)
Other currencies	43	656
Net debt	8,647	8,862
The table below shows net debt by currency at December 31, 2019 and 2018, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2019	2018
Euro	17,691	16,511
US dollar	(813)	2,197
Other currencies	(1,692)	(994)
Net debt	15,186	17,714
f) Market value of net debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2020	2019	2018
Market value	10,500	16,370	18,003
Value on redemption	8,862	15,186	17,714
The fair value of debt is determined by reference to quoted market prices at the balance sheet date in the case of quoted instruments (level 1 in the IFRS 7 hierarchy, see Note D.12.), and by reference to the fair value of interest rate and currency derivatives used to manage net debt (level 2 in the IFRS 7 hierarchy, see Note D.12.).
g) Future contractual cash flows relating to debt and related derivatives
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2020		Payments due by period
(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Debt	24,339	2,943	3,019	3,808	791	1,937	11,841
Principal	22,392	2,622	2,757	3,571	601	1,751	11,090
Interest(a)	1,947	321	262	237	190	186	751
Net cash flows related to derivative instruments	163	135	28	–	–	–	–
Total	24,502	3,078	3,047	3,808	791	1,937	11,841
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2020.

Future contractual cash flows are shown on the basis of the carrying amount in the balance sheet at the reporting date, without reference to any subsequent management decision that might materially alter the structure of Sanofi’s debt or its hedging policy.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2019 and 2018:

December 31, 2019		Payments due by period
(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Debt	26,708	4,775	2,588	2,952	3,862	771	11,760
Principal	24,596	4,417	2,305	2,710	3,646	604	10,914
Interest(a)	2,112	358	283	242	216	167	846
Net cash flows related to derivative instruments	(117)	(97)	(11)	(9)
Total	26,591	4,678	2,577	2,943	3,862	771	11,760
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2019.

December 31, 2018		Payments due by period
(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Debt	26,881	2,855	4,300	2,519	2,088	3,856	11,263
Principal	24,550	2,477	3,955	2,250	1,858	3,653	10,357
Interest(a)	2,331	378	345	269	230	203	906
Net cash flows related to derivative instruments	(50)	(45)	(8)	(1)	4	—	—
Total	26,831	2,810	4,292	2,518	2,092	3,856	11,263
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2018.

D.17.2. Lease liabilities
A maturity analysis of lease liabilities as of December 31, 2020 and 2019 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2020	1,163	247	357	225	482	(148)
Total lease liabilities as of December 31, 2019	1,248	272	422	232	540	(218)